Goodwill and Intangible Assets - Expected Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Fiscal year 2013	$ 11
Fiscal year 2014	2
2015 and beyond	$ 16